Note 23 - Accounting for Suspended Exploratory Wells, Aging of capitalized exploratory well costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period of one year or less	$ 3,008	$ 2,092
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Ending balance at December 31,	7,846	5,902
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95
2009 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	2,005
2008 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	1,428
2007 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	372
2006 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	840
2005 and therefore [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	$ 193